Fair value measurement	12 Months Ended
Dec. 31, 2023
Fair value measurement
Fair value measurement

4.    Fair value measurement

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.

4.    Fair value measurement (continued)

Short-term investments

The Group values its wealth management products issued by banks, money market fund and time deposits placed with bank with original maturities longer than three months but less than one year using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. For the years ended December 31, 2021, 2022 and 2023, gross unrealized gains of nil, nil and nil were recorded on short-term investments, respectively. As of December 31, 2022, the Group had no assets and liabilities that were measured at fair value on a recurring basis. As of December 31, 2023, the Group had 874,210 assets and no liabilities that were measured at fair value on a recurring basis.

Other financial instruments

The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables. Accounts receivable, prepayments and other current assets are financial assets with carrying values that approximate to fair value due to their short-term nature. Accounts payable, accrued expenses and other current liabilities and advance from customers, are financial liabilities with carrying values that approximate to fair value due to their short-term nature.

Short-term borrowings. The fair value of borrowings was determined using the present value of future cash flows based on the borrowing rates currently available for borrowings with similar terms and maturities. The carrying value of short-term borrowings and current portion of long-term borrowings approximated to fair value due to their short maturities as of December 31, 2022 and 2023.